Cover	Apr. 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity File Number	001-41363
Entity Registrant Name	ClimateRock
Entity Central Index Key	0001903392
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Bedford Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC1B 3HH
City Area Code	44
Local Phone Number	730 847 5096
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, one-half of one Redeemable Warrant and one Right
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, one-half of one Redeemable Warrant and one Right
Trading Symbol	CLRUF
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CLRCF
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	CLRWF
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth (1/10) of one Class A Ordinary Share upon the consummation of an initial business combination
Trading Symbol	CLRRF
Security Exchange Name	NASDAQ